Prepayments (Details) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Prepayments [Abstract]
Advance payments to supplier		SFr 442,828	SFr 759,716
Clinical projects and related activities			41,681
Insurance		200,246	151,198
Other		9,839
Total prepayments	SFr 507,329	SFr 652,913	SFr 952,595